Schedule of Investments(a)
July 31, 2019
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–93.01%
Aerospace & Defense–1.24%
Arconic, Inc.	1,145,910	$28,693,587
Textron, Inc.	2,347,574	115,735,398
		144,428,985
Agricultural Products–1.17%
Archer-Daniels-Midland Co.	3,338,718	137,154,535
Apparel Retail–0.47%
Gap, Inc. (The)	2,813,273	54,858,823
Asset Management & Custody Banks–1.25%
State Street Corp.	2,509,713	145,789,228
Automobile Manufacturers–2.14%
General Motors Co.	6,201,120	250,153,181
Automotive Retail–0.28%
Advance Auto Parts, Inc.	219,005	32,990,913
Biotechnology–1.12%
Gilead Sciences, Inc.	2,004,453	131,331,761
Broadcasting–0.76%
CBS Corp., Class B	1,728,852	89,053,167
Building Products–2.05%
Johnson Controls International PLC	5,649,921	239,782,647
Cable & Satellite–2.24%
Charter Communications, Inc., Class A(b)	345,990	133,337,626
Comcast Corp., Class A	2,973,066	128,347,259
		261,684,885
Communications Equipment–2.02%
Cisco Systems, Inc.	4,263,153	236,178,676
Construction Machinery & Heavy Trucks–0.52%
Caterpillar, Inc.	464,789	61,198,768
Consumer Finance–0.70%
Ally Financial, Inc.	2,489,949	81,944,222
Diversified Banks–15.91%
Bank of America Corp.	18,143,551	556,644,145
Bank of New York Mellon Corp. (The)	3,222,174	151,184,404
Citigroup, Inc.	8,368,197	595,480,899
JPMorgan Chase & Co.	3,366,904	390,560,864
Wells Fargo & Co.	3,414,613	165,301,415
		1,859,171,727
Electric Utilities–0.36%
PG&E Corp.(b)	2,310,755	41,893,988
Shares		Value
Electrical Components & Equipment–2.54%
Eaton Corp. PLC	1,958,263	$160,949,636
Emerson Electric Co.	2,093,222	135,808,243
		296,757,879
Fertilizers & Agricultural Chemicals–0.97%
CF Industries Holdings, Inc.	1,855,128	91,940,144
Corteva, Inc.	728,237	21,482,991
		113,423,135
Health Care Distributors–1.54%
Cardinal Health, Inc.	1,821,023	83,275,382
McKesson Corp.	694,365	96,482,017
		179,757,399
Health Care Equipment–0.70%
Medtronic PLC	798,359	81,384,716
Health Care Services–0.72%
CVS Health Corp.	1,513,416	84,554,552
Hotels, Resorts & Cruise Lines–1.76%
Carnival Corp.	4,359,453	205,896,965
Household Products–2.11%
Kimberly-Clark Corp.	1,076,175	145,983,139
Reckitt Benckiser Group PLC (United Kingdom)	1,303,138	101,037,757
		247,020,896
Independent Power Producers & Energy Traders–0.44%
Vistra Energy Corp.	2,404,190	51,593,917
Industrial Conglomerates–0.48%
General Electric Co.	5,376,087	56,180,109
Industrial Machinery–0.82%
Ingersoll-Rand PLC	772,613	95,541,324
Integrated Oil & Gas–8.69%
BP PLC, ADR (United Kingdom)	5,423,289	215,521,505
Chevron Corp.	1,980,859	243,863,552
Exxon Mobil Corp.	389,226	28,942,845
Occidental Petroleum Corp.	1,043,576	53,598,063
Royal Dutch Shell PLC, Class A, ADR (United Kingdom)	4,127,145	259,556,149
Suncor Energy, Inc. (Canada)	7,437,825	213,465,578
		1,014,947,692
Integrated Telecommunication Services–1.16%
AT&T, Inc.	3,967,711	135,100,560
Internet & Direct Marketing Retail–1.89%
Altaba, Inc.(b)	647,331	45,604,469

See accompanying notes which are an integral part of this schedule.
Invesco Comstock Fund

Shares		Value
Internet & Direct Marketing Retail–(continued)
eBay, Inc.	4,247,649	$174,960,662
		220,565,131
Investment Banking & Brokerage–3.09%
Goldman Sachs Group, Inc. (The)	710,389	156,377,931
Morgan Stanley	4,580,393	204,102,312
		360,480,243
IT Consulting & Other Services–0.99%
Cognizant Technology Solutions Corp., Class A	1,774,134	115,567,089
Life & Health Insurance–1.28%
MetLife, Inc.	3,016,752	149,087,884
Managed Health Care–2.00%
Anthem, Inc.	792,685	233,532,928
Multi-line Insurance–2.32%
American International Group, Inc.	4,847,862	271,431,793
Oil & Gas Equipment & Services–0.46%
Halliburton Co.	2,335,340	53,712,820
Oil & Gas Exploration & Production–6.80%
Canadian Natural Resources Ltd. (Canada)	4,039,146	102,309,934
Devon Energy Corp.	5,641,560	152,322,120
Encana Corp. (Canada)	17,249,964	78,832,335
Hess Corp.	2,828,306	183,387,361
Marathon Oil Corp.	12,773,527	179,723,525
Noble Energy, Inc.	4,446,962	98,188,921
		794,764,196
Packaged Foods & Meats–0.69%
Danone S.A. (France)	932,143	80,816,440
Paper Packaging–1.39%
International Paper Co.	3,690,422	162,046,430
Pharmaceuticals–4.77%
Allergan PLC	623,142	100,014,291
Bristol-Myers Squibb Co.	2,632,201	116,896,046
Mylan N.V.(b)	3,469,429	72,511,066
Novartis AG (Switzerland)	1,215,356	111,447,050
Sanofi, ADR (France)	3,740,491	155,978,475
		556,846,928
Shares		Value
Property & Casualty Insurance–1.09%
Allstate Corp. (The)	1,187,344	$127,520,746
Regional Banks–3.47%
Citizens Financial Group, Inc.	3,824,825	142,512,979
Fifth Third Bancorp	5,252,449	155,945,211
PNC Financial Services Group, Inc. (The)	747,740	106,852,046
		405,310,236
Semiconductors–3.26%
Intel Corp.	3,587,007	181,323,204
NXP Semiconductors N.V. (Netherlands)	344,958	35,665,208
QUALCOMM, Inc.	2,236,014	163,586,784
		380,575,196
Systems Software–1.62%
Microsoft Corp.	1,388,683	189,235,832
Tobacco–3.19%
Altria Group, Inc.	3,001,778	141,293,690
Philip Morris International, Inc.	2,762,670	230,986,839
		372,280,529
Wireless Telecommunication Services–0.54%
Vodafone Group PLC (United Kingdom)	34,291,345	62,454,501
Total Common Stocks & Other Equity Interests (Cost $8,468,952,191)		10,866,003,572
Money Market Funds–7.54%
Invesco Government & Agency Portfolio, Institutional Class, 2.23%(c)	308,276,596	308,276,596
Invesco Liquid Assets Portfolio, Institutional Class, 2.32%(c)	220,156,948	220,245,010
Invesco Treasury Portfolio, Institutional Class, 2.15%(c)	352,316,110	352,316,110
Total Money Market Funds (Cost $880,794,383)		880,837,716
TOTAL INVESTMENTS IN SECURITIES–100.55% (Cost $9,349,746,574)		11,746,841,288
OTHER ASSETS LESS LIABILITIES–(0.55)%		(64,487,889)
NET ASSETS–100.00%		$11,682,353,399
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.

See accompanying notes which are an integral part of this schedule.
Invesco Comstock Fund

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
08/09/2019	Canadian Imperial Bank of Commerce	CAD	221,826,057	USD	169,101,805	$1,000,087
08/09/2019	Canadian Imperial Bank of Commerce	GBP	153,637,028	USD	191,520,846	4,621,448
08/09/2019	Citibank N.A.	CHF	1,154,589	USD	1,178,526	17,183
08/09/2019	Deutsche Bank AG	GBP	3,213,275	USD	3,929,096	20,148
08/09/2019	Goldman Sachs International	CHF	54,794,325	USD	55,269,817	154,960
08/09/2019	Goldman Sachs International	EUR	231,727,181	USD	260,237,039	3,571,275
08/09/2019	Royal Bank of Canada	CAD	8,786,877	USD	6,728,027	69,255
08/09/2019	Royal Bank of Canada	CHF	1,695,421	USD	1,729,436	24,097
Subtotal—Appreciation						9,478,453
Currency Risk
08/09/2019	Goldman Sachs International	USD	4,877,343	CAD	6,362,231	(55,989)
08/09/2019	J.P. Morgan Chase Bank, N.A.	USD	1,479,230	CHF	1,458,427	(12,271)
08/09/2019	Royal Bank of Canada	GBP	3,158,420	USD	3,839,555	(2,662)
08/09/2019	Royal Bank of Canada	USD	9,533,174	CAD	12,551,931	(21,212)
08/09/2019	Royal Bank of Canada	USD	6,580,371	EUR	5,911,624	(32,535)
08/09/2019	Royal Bank of Canada	USD	4,016,585	GBP	3,198,015	(126,201)
Subtotal—Depreciation						(250,870)
Total Forward Foreign Currency Contracts						$9,227,583

Abbreviations:
CAD	—Canadian Dollar
CHF	—Swiss Franc
EUR	—Euro
GBP	—British Pound Sterling
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Comstock Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2019
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$10,510,247,824	$355,755,748	$—	$10,866,003,572
Money Market Funds	880,837,716	—	—	880,837,716
Total Investments in Securities	11,391,085,540	355,755,748	—	11,746,841,288
Other Investments - Assets*
Forward Foreign Currency Contracts	—	9,478,453	—	9,478,453
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(250,870)	—	(250,870)
Total Other Investments	—	9,227,583	—	9,227,583
Total Investments	$11,391,085,540	$364,983,331	$—	$11,756,068,871

*	Unrealized appreciation (depreciation).
Invesco Comstock Fund